SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition, Variable Consideration Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	$ 2,050	$ 2,384
Acquisition of Synergy		16
Current period provision	5,036	5,287
Payments and credits	(5,273)	(5,637)
Balance, end of year	1,813	2,050
Discounts and Allowances
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	182	175
Acquisition of Synergy		0
Current period provision	621	776
Payments and credits	(613)	(769)
Balance, end of year	190	182
Returns
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	691	813
Acquisition of Synergy		3
Current period provision	120	113
Payments and credits	(236)	(238)
Balance, end of year	575	691
Rebates
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	927	1,024
Acquisition of Synergy		12
Current period provision	2,174	2,265
Payments and credits	(2,322)	(2,374)
Balance, end of year	779	927
Chargebacks
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	168	209
Acquisition of Synergy		0
Current period provision	1,925	1,938
Payments and credits	(1,909)	(1,979)
Balance, end of year	184	168
Distribution Fees
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year	82	163
Acquisition of Synergy		1
Current period provision	196	195
Payments and credits	(193)	(277)
Balance, end of year	$ 85	$ 82